Schedule of investments

Optimum Small-Mid Cap Growth Fund

December 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.78% ✧			Common Stock ✧ (continued)
Communication Services - 1.40%			Financials (continued)
Lions Gate Entertainment			FirstCash	22,960	$1,851,265
Class B †	93,026	$923,748	Focus Financial Partners
Media General CVR =†	49,291	0	Class A †	61,607	1,815,558
Roku †	18,347	2,456,663	Goosehead Insurance Class A	39,730	1,684,552
Sea ADR †	72,546	2,917,800	Hamilton Lane Class A	39,924	2,379,470
Zynga Class A †	211,557	1,294,729	Palomar Holdings †	45,996	2,322,338
		7,592,940	Pinnacle Financial Partners	88,898	5,689,472
Consumer Discretionary - 11.28%			Stifel Financial	53,355	3,235,981
Boot Barn Holdings †	50,085	2,230,285	SVB Financial Group †	39,784	9,987,375
Burlington Stores †	43,651	9,953,738	Triumph Bancorp †	45,790	1,740,936
Callaway Golf	89,198	1,890,998	Virtu Financial Class A	66,350	1,060,937
CarMax †	63,926	5,604,392	Virtus Investment Partners	13,871	1,688,378
Chegg †	82,459	3,126,021			43,254,048
Chewy Class A †	109,945	3,188,405	Healthcare - 26.18%
Children’s Place	24,880	1,555,498	ACADIA Pharmaceuticals †	52,168	2,231,747
Crocs †	75,001	3,141,792	Adaptive Biotechnologies †	30,553	914,146
Eldorado Resorts †	60,532	3,610,128	Allscripts Healthcare
Extended Stay America	136,569	2,029,415	Solutions †	142,012	1,393,848
Five Below †	11,394	1,456,837	Alnylam Pharmaceuticals †	14,999	1,727,435
Floor & Decor Holdings Class			Amedisys †	22,886	3,820,131
A †	38,051	1,933,371	Amicus Therapeutics †	130,702	1,273,037
Fox Factory Holding †	36,472	2,537,357	AMN Healthcare Services †	43,610	2,717,339
G-III Apparel Group †	63,319	2,121,187	Arrowhead Pharmaceuticals †	12,000	761,160
Houghton Mifflin Harcourt †	162,396	1,014,975	AtriCure †	80,019	2,601,418
International Game			Axogen †	59,453	1,063,614
Technology	166,269	2,489,047	Axonics Modulation
Lululemon Athletica			Technologies †	63,111	1,748,806
(Canada) †	13,827	3,203,301	Bluebird Bio †	13,644	1,197,261
Monro	18,796	1,469,847	CareDx †	65,323	1,409,017
Papa John’s International	56,640	3,576,816	Cerus †	245,368	1,035,453
Skyline Champion †	85,247	2,702,330	CONMED	58,253	6,514,433
Strategic Education	15,204	2,415,916	CRISPR Therapeutics †	21,736	1,323,831
		61,251,656	CryoPort †	78,825	1,297,460
Consumer Staples - 1.40%			DexCom †	54,062	11,825,522
Freshpet †	34,057	2,012,428	Emergent BioSolutions †	30,891	1,666,569
Performance Food Group †	108,636	5,592,581	Evolent Health Class A †	125,707	1,137,648
		7,605,009	Exact Sciences †	72,114	6,669,103
			Flexion Therapeutics †	60,962	1,261,913
Energy - 0.53%			Galapagos ADR †	6,678	1,381,211
GasLog (Monaco)	101,169	990,445	Glaukos †	40,921	2,228,967
Parsley Energy Class A	100,965	1,909,248	Haemonetics †	27,156	3,120,224
		2,899,693	HealthEquity †	26,279	1,946,486
Financials - 7.97%			Horizon Therapeutics †	156,093	5,650,567
Argo Group International			ICON (Ireland) †	23,069	3,973,174
Holdings (Bermuda)	33,983	2,234,382	Immunomedics †	70,858	1,499,355
BRP Group Class A †	54,198	869,878	Inspire Medical Systems †	106,975	7,938,615
Essent Group	68,786	3,576,184	Insulet †	28,041	4,800,619
Evercore Class A	41,698	3,117,342	Intercept Pharmaceuticals †	9,027	1,118,626

(continues) NQ-OPTSG [12/19] 2/20 (1082637) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Common Stock ✧ (continued)
Healthcare (continued)			Industrials (continued)
Invitae †	77,355	$1,247,736	Masonite International †	26,345	$1,902,372
Ionis Pharmaceuticals †	21,956	1,326,362	Nordson	17,412	2,835,370
Iovance Biotherapeutics †	56,701	1,569,484	Owens Corning	60,837	3,961,705
Ironwood Pharmaceuticals †	131,369	1,748,521	PGT Innovations †	69,645	1,038,407
LHC Group †	24,095	3,319,327	Schneider National Class B	105,610	2,304,410
Mirati Therapeutics †	12,300	1,584,978	SPX †	69,802	3,551,526
Momenta Pharmaceuticals †	77,260	1,524,340	Tetra Tech	34,398	2,963,732
Natera †	124,336	4,188,880	TransUnion	66,022	5,652,143
Novocure †	15,531	1,308,797	Wabash National	104,305	1,532,240
Omnicell †	30,761	2,513,789	Woodward	20,454	2,422,572
Pacira BioSciences †	34,760	1,574,628			86,866,104
Penumbra †	19,853	3,261,252	Information Technology - 28.84%
PetIQ †	76,738	1,922,287	Ambarella	52,817	3,198,598
Phreesia †	46,394	1,235,936	Anaplan †	86,188	4,516,251
Portola Pharmaceuticals †	53,589	1,279,705	Benefitfocus †	43,920	963,605
Reata Pharmaceuticals Class			Black Knight †	42,643	2,749,621
A †	10,961	2,240,757	Box Class A †	134,937	2,264,243
Sage Therapeutics †	21,041	1,518,950	Cabot Microelectronics	14,543	2,098,846
Silk Road Medical †	46,114	1,862,083	Cerence †	17,345	392,517
Syneos Health †	67,959	4,041,862	Ciena †	83,502	3,564,700
Tabula Rasa HealthCare †	34,127	1,661,302	Cornerstone OnDemand †	54,854	3,211,702
Tactile Systems Technology †	43,120	2,911,031	CyberArk Software (Israel) †	22,848	2,663,620
Tandem Diabetes Care †	102,370	6,102,276	DocuSign †	19,363	1,434,992
Teladoc Health †	35,159	2,943,511	Euronet Worldwide †	18,407	2,900,207
		142,136,529	Everbridge †	63,206	4,935,124
Industrials - 16.00%			Five9 †	88,128	5,779,434
AAR	163,093	7,355,494	FormFactor †	85,584	2,222,616
AGCO	27,176	2,099,346	Inphi †	48,909	3,620,244
AO Smith	43,395	2,067,338	KBR	33,212	1,012,966
ASGN †	53,812	3,819,038	Keysight Technologies †	67,494	6,926,909
Atkore International Group †	49,209	1,990,996	Lattice Semiconductor †	196,787	3,766,503
Chart Industries †	26,248	1,771,478	LiveRamp Holdings †	74,517	3,582,032
CIRCOR International †	37,289	1,724,243	Lumentum Holdings †	52,637	4,174,114
Clean Harbors †	89,228	7,651,301	Manhattan Associates †	21,479	1,712,950
CoStar Group †	2,424	1,450,279	Mimecast †	45,975	1,994,396
Dycom Industries †	23,725	1,118,634	MKS Instruments	11,700	1,287,117
FTI Consulting †	13,251	1,466,356	Napco Security Technologies †	68,430	2,011,158
Gardner Denver Holdings †	56,395	2,068,569	NIC	100,928	2,255,741
Hub Group Class A †	37,792	1,938,352	Nuance Communications †	258,134	4,602,529
IAA †	37,103	1,746,067	Okta †	11,091	1,279,569
ICF International	31,861	2,919,105	ON Semiconductor †	181,097	4,415,145
Kansas City Southern	41,563	6,365,789	Onto Innovation †	51,696	1,888,972
KAR Auction Services	41,227	898,336	PagerDuty †	83,325	1,948,972
Knight-Swift Transportation			Paycom Software †	5,922	1,567,909
Holdings	49,175	1,762,432	PTC †	42,181	3,158,935
Kratos Defense & Security			Q2 Holdings †	80,060	6,491,265
Solutions †	113,604	2,046,008	Rapid7 †	101,863	5,706,365
Masco	134,246	6,442,466	RealPage †	64,166	3,448,923

2 NQ-OPTSG [12/19] 2/20 (1082637)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Short-Term Investments - 2.08%
Information Technology (continued)			Money Market Mutual Funds - 2.08%
RingCentral Class A †	61,673	$10,402,385	BlackRock
Silicon Motion Technology			FedFund - Institutional
ADR	38,257	1,940,012	Shares (seven-day effective
Sprout Social Class A †	26,814	430,365	yield 1.52%)	2,254,639	$2,254,639
SS&C Technologies Holdings	73,583	4,517,996	Fidelity Investments Money
Talend ADR †	23,551	921,080	Market Government
Teradyne	75,038	5,116,841	Portfolio - Class I
Tyler Technologies †	16,433	4,930,229	(seven-day effective yield
Universal Display	6,800	1,401,276	1.49%)	2,254,639	2,254,639
Verra Mobility †	133,662	1,869,931	GS Financial Square
			Government
Viavi Solutions †	283,534	4,253,010	Fund - Institutional Shares
WEX †	15,050	3,152,373	(seven-day effective yield
Zebra Technologies Class A †	15,030	3,839,263	1.51%)	2,254,639	2,254,639
Zendesk †	29,976	2,297,061	Morgan Stanley Government
Zuora Class A †	123,286	1,766,688	Portfolio - Institutional
		156,587,300	Share Class (seven-day
Materials - 3.77%			effective yield 1.48%)	2,254,639	2,254,639
			State Street Institutional US
Boise Cascade	68,086	2,487,182	Government Money Market
Constellium †	97,515	1,306,701	Fund - Investor Class
Crown Holdings †	105,894	7,681,551	(seven-day effective yield
Element Solutions †	202,243	2,362,198	1.45%)	2,254,639	2,254,639
Orion Engineered Carbons			Total Short-Term
(Luxembourg)	99,046	1,911,588	Investments
Steel Dynamics	54,755	1,863,860	(cost $11,273,195)		11,273,195
Summit Materials Class A †	57,876	1,383,236
US Concrete †	35,980	1,498,927	Total Value of
		20,495,243	Securities - 100.13%
Real Estate - 0.41%			(cost $457,925,604)		543,680,980
QTS Realty Trust Class A	41,195	2,235,653	Liabilities Net of
		2,235,653	Receivables and Other
			Assets - (0.13%)		(718,507)
Total Common Stock			Net Assets Applicable to
(cost $444,290,113)		530,924,175	38,296,554 Shares
			Outstanding - 100.00%		$542,962,473

Convertible Preferred Stock - 0.27%			✧ Narrow industries are utilized for compliance purposes for diversification
Draftkings			whereas broad sectors are used for financial reporting.
Series D =†	83,549	226,668	= The value of this security was determined using significant unobservable
Series D-1 =p†	100,507	272,675	inputs and is reported as a Level 3 security.
Honest=p†	15,249	193,190	p Restricted security. These investments are in securities not registered
MarkLogic=p†	83,588	791,077	under the Securities Act of 1933, as amended, and have certain
Total Convertible Preferred			restrictions on resale which may limit their liquidity. At
Stock (cost $2,362,296)		1,483,610	Dec. 31, 2019, the aggregate value of restricted securities was
			$1,256,942 which represented 0.24% of the Fund’s net assets. The
			Fund has various registration rights (exercisable under a variety of
			circumstances) with respect to these securities.
			† Non-income producing security.

(continues) NQ-OPTSG [12/19] 2/20 (1082637) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

Restricted Securities				Summary of abbreviations:
				ADR - American Depositary Receipt
Investment	Date of Acquisition	Cost	Value	CVR - Contingent Voting Rights
Draftkings Series D-1	8/18/15	$388,676	$272,675	GS - Goldman Sachs
Honest	8/3/15	697,718	193,190
MarkLogic	4/27/15	970,808	791,077
Total		$2,057,202	$1,256,942

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